Organization and nature of business (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Aug. 06, 2025	Nov. 04, 2024	Oct. 31, 2024	Jul. 23, 2024	Jul. 13, 2022	Jul. 28, 2015
FAMI | Minority Interest One
Noncontrolling interest, ownership percentage by parent									100.00%
Farmmi Supply Chain
Ownership percentage			100.00%
Farmmi International
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi Enterprise
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi Health Development
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			5.00%
Zhejiang Suyuan Agricultural
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage					95.00%
Farmmi E-Commerce
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage					5.00%
Suppchains Oak
Noncontrolling interest, ownership percentage by parent			100.00%	100.00%
Suppchains Transport
Noncontrolling interest, ownership percentage by parent			100.00%			100.00%
Farmmi Healthcare
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			95.00%
Jiangxi Xiangbo
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Yitang Mediservice
Noncontrolling interest, ownership percentage by parent		100.00%	100.00%
Ownership percentage			100.00%
Farmmi Eco Agri
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi USA
Noncontrolling interest, ownership percentage by parent			100.00%
Ownership percentage			100.00%
Farmmi Food and Farmmi Supply Chain
Noncontrolling interest, ownership percentage by parent		100.00%
Cash consideration		$ 2,754
SuppChains Group Inc
Noncontrolling interest, ownership percentage by parent							75.00%
Farmmi Biotech
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 1,405
Guoning Zhonghao
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 1,405
Ningbo Farmmi Trade
Noncontrolling interest, ownership percentage by parent	100.00%
Cash consideration	$ 702
Farmmi Canada Inc.
Noncontrolling interest, ownership percentage by parent								100.00%